Borrowings - Lease liabilities and maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Current	$ 3,793	$ 3,938	$ 3,718
Non-current	7,929	7,260	2,357
Total Lease liabilities	11,722	11,198	6,075
Commitments and contingencies
Lease liability future payments (undiscounted cash flows)	16,358
Cash flows discounting effect	(8,429)
Non-current	7,929	$ 7,260	$ 2,357
One to five years
Lease Liabilities
Non-current	5,618
Commitments and contingencies
Lease liability future payments (undiscounted cash flows)	13,220
Cash flows discounting effect	(7,602)
Non-current	5,618
More than five years
Lease Liabilities
Non-current	2,311
Commitments and contingencies
Lease liability future payments (undiscounted cash flows)	3,138
Cash flows discounting effect	(827)
Non-current	$ 2,311